CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Net revenues
Net revenues	¥ 9,945,483	$ 1,422,186	¥ 9,422,229	¥ 8,812,013
Operating expenses:
Cost of products	(2,576,012)	(368,365)	(2,473,804)	(2,409,110)
Fulfillment	(2,309,755)	(330,291)	(2,461,591)	(2,507,306)
Sales and marketing	(3,847,237)	(550,148)	(3,380,724)	(2,829,016)
Technology and content	(463,206)	(66,238)	(550,289)	(505,203)
General and administrative	(751,627)	(107,481)	(719,157)	(855,914)
Other operating income, net	77,304	11,054	55,445	123,368
Impairment of goodwill	(18,395)	(2,630)	(6,934)	(35,212)
Total operating expenses	(9,888,928)	(1,414,099)	(9,537,054)	(9,018,393)
(Loss) Income from operations	56,555	8,087	(114,825)	(206,380)
Other income (expenses):
Interest income	58,556	8,373	68,752	82,113
Interest expense	(44,572)	(6,374)	(38,987)	(41,344)
Unrealized investment (loss) gain	(16,574)	(2,370)	4,851	(68,031)
Gain on disposal of investments	562	80
Gain (loss) on disposal/acquisition of subsidiaries	(36,262)	(5,185)	0	631
Impairment loss of investments	(213,406)	(30,517)	(14,403)	0
Exchange loss	(3,718)	(532)	(10,213)	(8,530)
Fair value change on financial instruments	(1,904)	(272)	11,838	24,515
Loss before income tax and share of income (loss) in equity method investments	(200,763)	(28,710)	(92,987)	(217,026)
Income tax expense	(9,907)	(1,417)	(20,739)	(12,003)
Share of income (loss) in equity method investments	11,090	1,586	(24,658)	6,253
Net loss	(199,580)	(28,541)	(138,384)	(222,776)
Net (income) loss attributable to non-controlling interests	(23,374)	(3,342)	1,990	(9,677)
Net income attributable to redeemable non-controlling interests	(19,146)	(2,738)	(48,804)	(45,969)
Net loss attributable to ordinary shareholders of Baozun Inc.	¥ (242,100)	$ (34,621)	¥ (185,198)	¥ (278,422)
Net loss per share attributable to ordinary shareholders of Baozun Inc.:
Basic (in dollars per share) | (per share)	¥ (1.4)	$ (0.2)	¥ (1.03)	¥ (1.56)
Diluted (in dollars per share) | (per share)	(1.4)	(0.2)	(1.03)	(1.56)
Net loss per American depositary shares ("ADS") attributable to ordinary shareholders of Baozun Inc.:
Basic (in dollars per share) | (per share)	(4.19)	(0.6)	(3.09)	(4.68)
Diluted (in dollars per share) | (per share)	¥ (4.19)	$ (0.6)	¥ (3.09)	¥ (4.68)
Product sales
Net revenues
Net revenues	¥ 3,849,559	$ 550,480	¥ 3,466,928	¥ 3,357,202
Service
Net revenues
Net revenues	¥ 6,095,924	$ 871,706	¥ 5,955,301	¥ 5,454,811